UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO         July 12, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:     $288,520
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                          TITLE
                                            OF                    VALUE    SHRS OR          INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                            CLASS       CUSIP      (X$1000)  PRN AMT  SH/ PRN DISCRETION  SOLE SHARED NONE
INTERNATIONAL BUSINESS MACHINE             COM     459200101      13,143    67,200     SH       SOLE                 67,200
BERKSHIRE HATHAWAY                         COM     084670108      12,619      101      SH       SOLE                   101
PEPSICO INCORPORATED                       COM     713448108      11,751    166,300    SH       SOLE                 166,300
ROYAL DUTCH SHELL PLC - ADR A              ADR     780259206      11,321    167,900    SH       SOLE                 167,900
UNION PACIFIC CORPORATION                  COM     907818108      9,939     83,300     SH       SOLE                 83,300
PHILIP MORRIS INTERNATIONAL                COM     718172109      9,267     106,200    SH       SOLE                 106,200
WAL-MART STORES                            COM     931142103      8,486     121,712    SH       SOLE                 121,712
3M COMPANY                                 COM     88579Y101      8,154     91,000     SH       SOLE                 91,000
EXXON MOBIL CORPORATION                    COM     30231G102      8,126     94,962     SH       SOLE                 94,962
ORACLE CORP                                COM     68389X105      8,120     273,400    SH       SOLE                 273,400
PROCTER & GAMBLE CO                        COM     742718109      8,085     132,000    SH       SOLE                 132,000
CATERPILLAR TRACTOR CO                     COM     149123101      8,007     94,300     SH       SOLE                 94,300
SCHLUMBERGER LTD                           COM     806857108      7,575     116,700    SH       SOLE                 116,700
GENERAL ELECTRIC COMPANY                   COM     369604103      6,715     322,200    SH       SOLE                 322,200
JM SMUCKER CO                              COM     832696405      6,653     88,100     SH       SOLE                 88,100
VISA INC/A                                 COM     92826C839      6,379     51,600     SH       SOLE                 51,600
ABBOTT LABS                                COM     002824100      6,266     97,200     SH       SOLE                 97,200
INTEL CORP                                 COM     458140100      6,263     235,000    SH       SOLE                 235,000
BHP BILLITON LTD - SPON ADR                ADR     088606108      6,204     95,000     SH       SOLE                 95,000
MEAD JOHNSON NUTRITION CO                  COM     582839106      6,159     76,500     SH       SOLE                 76,500
COVIDIEN LTD                               COM     G2554F113      6,144     114,850    SH       SOLE                 114,850
AMETEK INC                                 COM     031100100      6,121     122,650    SH       SOLE                 122,650
EMERSON ELECTRIC CO                        COM     291011104      5,962     128,000    SH       SOLE                 128,000
PRAXAIR INC                                COM     74005P104      5,850     53,800     SH       SOLE                 53,800
ILLINOIS TOOL WORKS                        COM     452308109      5,818     110,000    SH       SOLE                 110,000
PFIZER INC                                 COM     717081103      5,520     240,000    SH       SOLE                 240,000
MERCK & CO.                                COM     58933Y105      5,039     120,700    SH       SOLE                 120,700
LOWE'S CORP                                COM     548661107      4,849     170,500    SH       SOLE                 170,500
EXPRESS SCRIPTS HOLDING CO                 COM     30219G108      4,613     82,626     SH       SOLE                 82,626
AMERICAN EXPRESS COMPANY                   COM     025816109      4,424     76,000     SH       SOLE                 76,000
ENBRIDGE INC.                              COM     29250N105      4,356     109,120    SH       SOLE                 109,120
HSBC HOLDINGS PLC-SPONS ADR                ADR     404280406      4,294     97,300     SH       SOLE                 97,300
TARGET CORP                                COM     87612E106      4,114     70,700     SH       SOLE                 70,700
CME GROUP INC                              COM     12572Q105      4,102     15,300     SH       SOLE                 15,300
CISCO SYSTEMS INC                          COM     17275R102      4,028     234,600    SH       SOLE                 234,600
KOHL'S CORP                                COM     500255104      3,739     82,200     SH       SOLE                 82,200
YUM BRANDS INC                             COM     988498101      3,723     57,800     SH       SOLE                 57,800
ECOLAB INC                                 COM     278865100      3,706     54,080     SH       SOLE                 54,080
FRANKLIN RESOURCES                         COM     354613101      3,663     33,000     SH       SOLE                 33,000
ENSCO PLC                                  ADR     G3157S106      3,654     77,800     SH       SOLE                 77,800
FLOWSERVE CORP                             COM     34354P105      3,179     27,700     SH       SOLE                 27,700
SPECTRA ENERGY CORP                        COM     847560109      3,171     109,120    SH       SOLE                 109,120
HOSPIRA INC                                COM     441060100      3,103     88,700     SH       SOLE                 88,700
HEWLETT-PACKARD CO.                        COM     428236103      2,940     146,200    SH       SOLE                 146,200
BP P.L.C.                                  ADR     055622104      2,939     72,500     SH       SOLE                 72,500
AVON PRODUCTS                              COM     054303102      2,362     145,700    SH       SOLE                 145,700
ITC HOLDINGS CORP                          COM     465685105      2,047     29,700     SH       SOLE                 29,700
WEATHERFORD INTERNATIONAL                  COM     H27013103      1,776     140,600    SH       SOLE                 140,600
ALERE INC                                  COM     01449J105      1,598     82,200     SH       SOLE                 82,200
TEVA PHARMACEUTICAL INDUSTRIES LTD         ADR     881624209      1,582     40,100     SH       SOLE                 40,100
VERISK ANALYTICS INC - CLASS A             COM     92345Y106       872      17,700     SH       SOLE                 17,700

GRAND TOTALS                                                     288,520   5,431,921



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